Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Investments In Associates And Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
11.
Investments in Associates and Joint Ventures

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	8,706	9,186
MIH	7,411	6,731
Individually immaterial associates	3,034	3,064
	19,151	18,981
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,990	33,675
Individually immaterial joint ventures	284	108
	33,274	33,783
Total carrying value of investments in associates and joint ventures	52,425	52,764

Changes in the cost of investments for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	68,010	64,658
Additions	779	3,485
Disposals	(97)	—
Return of capital	(600)	—
Translation and other adjustments	—	(133)
Balances at end of the year	68,092	68,010

Changes in the accumulated impairment losses for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	2,763	2,875
Adjustments	—	(112)
Balances at end of the year	2,763	2,763

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	(12,483)	(11,475)
Equity share in net earnings (losses) of associates and joint ventures:	(428)	(990)
MIH	681	(935)
VTI, Bow Arken and Brightshare	(85)	26
MediaQuest PDRs	(480)	(74)
Individually immaterial associates and joint ventures	(544)	(7)
Disposals	9	—
Translation and other adjustments	(2)	(18)
Balances at end of the year	(12,904)	(12,483)

Investments in Associates

Investment of ePLDT in MediaQuest PDRs

ePLDT made various investments in PDRs issued by Mediaquest in relation to its direct interest in Satventures and indirect interest in Cignal TV through Satventures. These investments in PDRs provided ePLDT with a 64% economic interest in Cignal TV.

Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest, an entity incorporated in the Philippines. It operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multimedia content to its customers across the PLDT Group’s broadband and mobile networks.

ePLDT’s aggregate value of investment in MediaQuest PDRs amounted to Php8,706 million and Php9,186 million as at December 31, 2025 and 2024, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investment in MediaQuest through PDRs.

The table below presents the summarized financial information of Satventures/Cignal TV as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,546	22,710
Current assets	6,596	8,578
Noncurrent liabilities	1,350	2,146
Current liabilities	13,188	13,787
Equity	14,604	15,355
Carrying amount of interest in Satventures/Cignal TV	8,706	9,186
Additional Information:
Cash and cash equivalents	405	588
Current financial liabilities(1)	4,077	2,736
Noncurrent financial liabilities(1)	965	1,210

(1) Excluding trade, other payables and provisions.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	7,219	8,440	8,637
Depreciation and amortization	1,459	1,405	1,304
Interest income	52	52	46
Interest expense	396	347	281
Benefit from income tax	(219)	(40)	(334)
Net loss / Total comprehensive loss	(750)	(115)	(929)
Equity share in net losses of Satventures/Cignal TV	(480)	(74)	(595)

The carrying amount of Satventures’ investment as at December 31, 2025 and 2024 are as follows.

	2025	2024
	(in million pesos)
Satventures’/Cignal TV's equity	14,604	15,355
Deposit for future stock subscription	(1,000)	(1,000)
Satventures’/Cignal TV’s net equity	13,604	14,355
Satventures’/Cignal TV’s noncontrolling interest	64%	64%
Carrying amount of interest in Satventures/Cignal TV	8,706	9,186

Investment of PCEV in MIH

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Agreement	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100.00%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100.00%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	43.97%
March 12, 2021	Exercise of warrants to subscribe to Class A2 preference shares	6.7	447	41.87%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38.45%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	36.82%
December 13, 2023	Subscription to Class C2 convertible preferred shares	12.3	1,563	36.97%
April 5, 2024	Subscription to Class C2 convertible preferred shares	6.7	857	37.66%

Additional Investment in MIH

On April 5, 2024, PCEV paid a consideration of US$15.3 million or Php857 million for 6.7 million MIH Class C2 convertible preferred shares and received warrants for 2.7 million shares valued at Php152 million, resulting in an increase of PCEV’s ownership in MIH from 36.97% to 37.66%.

PCEV’s percentage equity interest in MIH stood at 37.66% as at December 31, 2025 and 2024.

The summarized financial information of MIH as at December 31, 2025 and 2024, and for the years ended
December 31, 2025, 2024 and 2023 is shown below:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	9,798	7,241
Current assets	30,261	29,815
Noncurrent liabilities	1,523	798
Current liabilities	29,499	29,461
Equity	9,037	6,797
Carrying amount of interest in MIH	7,411	6,731
Additional Information:
Cash and cash equivalents	7,375	8,565
Current financial liabilities(1)	29,194	29,274

(1) Excluding statutory payables and accrued taxes.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	17,577	14,089	8,553
Depreciation and amortization	537	392	348
Interest income	129	168	112
Provision for income tax	489	64	32
Net gain (loss)/Total comprehensive gain (loss)	1,807	(2,501)	(6,153)
Equity share in net income (loss) of MIH (1)	681	(935)	(2,273)

(1) 2025 and 2024 amounts include impact of 2024 and 2023 audit adjusting entries, respectively.

The carrying value of PCEV’s investment in MIH as at December 31, 2025 and 2024 are as follows.

	2025	2024
	(in million pesos)
MIH Equity(1)	6,623	4,711
PCEV's noncontrolling interests	37.66%	37.66%
Share in net assets of MIH	2,494	1,774
Goodwill arising from acquisition	4,917	4,957
Carrying amount of interest in MIH	7,411	6,731

(1) Net of Php2,413 million and Php2,086 million Employee Share Stock Option in 2025 and 2024, respectively.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

The Company’s acquisition of a 50% equity interest in the telecommunications business of San Miguel Corporation, or SMC, through the VTI, Bow Arken and Brightshare Transactions (collectively, the SMC Transactions), was approved by the Board on May 30, 2016. Globe acquired the remaining 50%. PLDT and Globe executed separate Share Purchase Agreements to acquire the equity, outstanding advances, and assumed liabilities of these entities.

The total consideration of Php52.8 billion was paid in three tranches: 50% on May 30, 2016, 25% on December 1, 2016, and 25% on May 30, 2017. Under the agreements, PLDT and Globe, through VTI, Bow Arken, and Brightshare, also assumed liabilities amounting to Php17.2 billion from May 30, 2016 subject to a price adjustment mechanism. Following confirmatory due diligence, both parties paid the previous owners a net adjustment of Php2.6 billion on May 29, 2017.

As part of the SMC Transactions, PLDT and Globe also acquired certain outstanding advances from the previous owners, the largest of which amounted to Php11,359 million, comprising Php11,038 million from VTI and its subsidiaries,
Php238 million from Bow Arken, and Php83 million from Brightshare.

PLDT and Globe each subscribed to preferred shares of VTI as follows: (a) February 28,2017: 2.8 million preferred shares at Php4,000 per share (Php11,040 million per party), paid by applying assigned advances; (b) February 28, 2017: 800 thousand additional preferred shares at Php4,000 per share (Php3,200 million per party), with Php148 million paid in cash and the balance settled by year-end 2017; and (c) December 15, 2017: 600 thousand preferred shares at Php5,000 per share
(Php3,000 million per party), partly paid in cash and the balance settled through conversion of advances.

All subscription payments were fully paid as at December 31, 2017. The amount of the advances outstanding of PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, amounted to nil and
Php69 million as at December 31, 2025 and 2024, respectively.

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,344	77,849
Current assets	4,486	5,231
Noncurrent liabilities	9,448	9,475
Current liabilities	2,651	2,395
Equity	69,731	71,209
Carrying amount of assets in VTI, Bow Arken and Brightshare	32,990	33,675
Additional Information:
Cash and cash equivalents	2,006	3,010
Current financial liabilities (1)	122	81

(1) Excluding trade, other payables and provisions.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	4,904	4,708	4,344
Depreciation and amortization	1,920	1,973	1,685
Interest income	125	128	111
Provision for income tax	42	135	186
Net loss / Total comprehensive loss	(169)	52	132
Equity share in net income of VTI, Bow Arken and Brightshare	(85)	26	66

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
VTI, Bow Arken and Brightshare equity	69,731	71,209
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	34,866	35,605
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(393)	(248)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,118)	(1,127)
Others	33	(157)
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,990	33,675

Notice of Transaction filed with the PCC

Prior to the closing of the transaction on May 30, 2016, PLDT, Globe, and SMC each submitted separate notices to the Philippine Competition Commission (PCC) covering the VTI, Bow Arken, and Brightshare transactions, respectively, pursuant to the Philippine Competition Act (PCA) and PCC Circular Nos. 16-001 and 16-002 (the “Circulars”). Under the Circulars, such transactions are deemed approved upon the PCC’s receipt of complete and compliant notices.

On June 6 and 7, 2016, the PCC informed the parties that: (a) with respect to the VTI transaction, the notice was deficient in form and substance and therefore not deemed approved, as key terms were allegedly missing and certain agreements potentially prohibited; and (b) with respect to the Bow Arken and Brightshare transactions, compulsory notification under the Circulars was inapplicable, and in any case, the notices were also deemed deficient.

In its response dated June 10, 2016, PLDT maintained that its notice was complete, sufficient, and compliant, and that the VTI transaction was therefore deemed approved under Section 23 of the PCA and not subject to retroactive review. PLDT further stated that the parties had taken measures to prevent any substantial lessening of competition, including the relinquishment and co-use of certain frequencies among Smart, BellTel, and Globe. For transparency, PLDT and the other parties voluntarily furnished the PCC with copies of the Sale and Purchase Agreements.

Despite this response, the PCC, in a letter dated June 17, 2016, required the parties to submit additional documents relating to the co-use arrangements and other definitive agreements, and disregarded the transaction’s deemed-approved status under the Circulars, indicating its intent to conduct a full review or investigation of the transaction.

In the Matter of the Petition against the PCC

PLDT’s Petition for Certiorari and Prohibition before the Court of Appeals (CA) against the Philippine Competition Commission (PCC), which challenged the PCC’s review of PLDT’s and Globe’s acquisition of SMC’s telecommunications business (the “SMC Transactions”), was decided by the CA in October 2017 in favor of PLDT and Globe. The CA permanently enjoined the PCC from conducting any pre-acquisition review or investigation, set aside the PCC’s letters directing such review, and declared the SMC Transactions “deemed approved” under the Philippine Competition Act and the PCC’s transitory rules. The CA, however, clarified that the PCC retained authority to conduct post-acquisition reviews to address any anti-competitive conduct.

The PCC elevated the case to the Supreme Court via a Petition for Review on Certiorari, which was consolidated with an earlier PCC petition to annul the CA’s writ of preliminary injunction. The Supreme Court proceedings have since involved multiple submissions and motions by the parties, and the consolidated petitions remain pending resolution.

The Supreme Court has not yet issued a final decision on the consolidated cases. The most recent action was the Court’s February 8, 2021 Resolution, noting the Consolidated Reply filed by petitioners in a related docket (G.R. No. 242352). No further order or resolution has been promulgated since. As of the date of this report, the matter remains pending before the Supreme Court.

Return of Capital from VTI

On September 2, 2025, the Board of Directors of VTI authorized to partially redeem a portion of its issued and outstanding redeemable preferred shares issued to PLDT and Globe consisting of an aggregate of 265,420 preferred shares (132,710 shares per party) at a redemption price of Php4 thousand per share or an aggregate redemption price of Php1,062 million (Php531 million per party). Additionally, the Board of Directors of VTI agreed to return the deposits for future stock subscription in the amount of Php138 million (Php69 million per party) as it no longer desires to convert the said deposits into equity.

Individually immaterial associates and joint ventures

As at December 31, 2025 and 2024, following are the carrying values of individually immaterial associates and joint ventures:

	2025	2024
	(in million pesos)
Individually immaterial associates:
Radius	1,679	2,123
Kayana	1,355	853
Appcard	—	88
	3,034	3,064
Individually immaterial joint ventures:
DFTI	238	66
Telecommunications Connectivity, Inc.	42	42
PFC/VFC	4	—
	284	108
Total individually immaterial associates and joint ventures	3,318	3,172

The summarized financial information of individually immaterial associates and joint ventures as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023 is shown below:

	Associates		Joint Ventures
	2025	2024	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	8,259	9,342	4,848	3,652
Current assets	3,331	2,393	173	118
Noncurrent liabilities	863	1,279	2,960	2,346
Current liabilities	5,052	3,607	678	1,222
Equity	5,675	6,849	1,383	202
Carrying amount of interest in individually immaterial associates and joint ventures	3,034	3,064	284	108
Additional Information:
Cash and cash equivalents	1,517	1,011	101	54
Current financial liabilities	1,586	1,614	678	1,210
Noncurrent financial liabilities	—	674	2,960	2,346

	Associates			Joint Ventures
	2025	2024	2023	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	2,798	3,694	927	8	8	8
Depreciation and amortization	2,225	1,122	302	1	1	1
Interest income	39	30	5	—	—	—
Interest expense	(56)	(65)	—	—	—	—
Other comprehensive income	(1,828)	(542)	(457)	530	(84)	(58)
Provision for income tax	24	30	22	—	—	—
Net loss / Total comprehensive loss	(1,828)	(542)	(457)	530	(84)	(58)
Equity share in net losses of individually immaterial associates and joint ventures	(536)	(7)	—	(8)	—	(4)